Loans and Allowance for Loan Losses - Primary Reason for Loan Modifications Classified as TDRs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	40	45
Post-Modification Outstanding Recorded Investment	$ 30,800	$ 28,400
Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	1	3
Pre-Modification Outstanding Recorded Investment	$ 391	$ 451	$ 2,233
Post-Modification Outstanding Recorded Investment	$ 391	$ 451	$ 2,172
Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	8	12	19
Pre-Modification Outstanding Recorded Investment	$ 7,571	$ 6,769	$ 15,372
Post-Modification Outstanding Recorded Investment	$ 6,996	$ 6,769	$ 14,604
Commercial and Industrial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	2
Commercial and Industrial | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	2
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 223
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 180
Commercial and Industrial | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	2	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 165	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 165	$ 0
Construction | 1-4 Family
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Construction | 1-4 Family | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Construction | 1-4 Family | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Construction | Commercial construction
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4	13
Construction | Commercial construction | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Construction | Commercial construction | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	1	5
Pre-Modification Outstanding Recorded Investment	$ 0	$ 5,185	$ 6,098
Post-Modification Outstanding Recorded Investment	$ 0	$ 5,185	$ 5,855
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	13	11
Real Estate Commercial Mortgage | Owner occupied | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	1	0
Pre-Modification Outstanding Recorded Investment	$ 391	$ 451	$ 0
Post-Modification Outstanding Recorded Investment	$ 391	$ 451	$ 0
Real Estate Commercial Mortgage | Owner occupied | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	1	4
Pre-Modification Outstanding Recorded Investment	$ 353	$ 241	$ 6,771
Post-Modification Outstanding Recorded Investment	$ 353	$ 241	$ 6,572
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	6	1
Real Estate Commercial Mortgage | Non-owner occupied | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	1
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 2,010
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 1,992
Real Estate Commercial Mortgage | Non-owner occupied | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	5	0	0
Pre-Modification Outstanding Recorded Investment	$ 5,719	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	$ 5,144	$ 0	$ 0
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	10	10
Real Estate Residential Mortgage | 1-4 Family | 1st lien | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Real Estate Residential Mortgage | 1-4 Family | 1st lien | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	4	4
Pre-Modification Outstanding Recorded Investment	$ 1,499	$ 311	$ 2,130
Post-Modification Outstanding Recorded Investment	$ 1,499	$ 311	$ 1,813
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	5	7
Real Estate Residential Mortgage | 1-4 Family | Junior lien | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Real Estate Residential Mortgage | 1-4 Family | Junior lien | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	4	5
Pre-Modification Outstanding Recorded Investment	$ 0	$ 867	$ 369
Post-Modification Outstanding Recorded Investment	$ 0	$ 867	$ 360
Installment
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	1
Installment | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Installment | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0	1
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 4
Post-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 4